SUBSEQUENT EVENTS - Narratives (Details) - Major ordinary share transactions [member] - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
	Sep. 01, 2020	Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors	R 0.35	R 0.35
Amount of dividends approved by directors	R 299.3	R 299.3